Share-Based Compensation - Additional Share Based Compensation Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Total intrinsic value of options exercised	$ 1	$ 5	$ 30
Fair value of shares vested	36	32	50
Cash received from share award exercises	$ 8	$ 10	63
Tax benefit of options exercised and shares vested			$ 3